Offerings	Jun. 01, 2026 USD ($)
Offering: 1
Offering:
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common stock, par value $0.01 per share
Fee Rate	0.01381%
Offering: 2
Offering:
Rule 457(o)	true
Security Type	Equity
Security Class Title	Preferred Stock
Fee Rate	0.01381%
Offering: 3
Offering:
Rule 457(o)	true
Security Type	Other
Security Class Title	Warrants
Fee Rate	0.01381%
Offering: 4
Offering:
Rule 457(o)	true
Security Type	Debt
Security Class Title	Debt Securities
Fee Rate	0.01381%
Offering: 5
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Unallocated (Universal) Shelf
Maximum Aggregate Offering Price	$ 62,359,152.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 8,611.80
Offering Note	(1) There are being registered hereunder an indeterminate number or amount, as the case may be, of common shares, preferred shares, warrants and debt securities, as may be offered by the registrant from time to time, which together shall have an aggregate initial offering price not to exceed $100,000,000. The securities included hereunder may be sold separately or as units with other securities registered hereunder. The securities included hereunder also include an indeterminate number of securities as may be issued upon conversion of or exchange for preferred shares or debt securities that provide for conversion or exchange, upon exercise of warrants, or pursuant to the anti-dilution provisions of any of such securities. In addition, pursuant to Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement on Form S-3 (the "Registration Statement") also covers any additional securities that may be offered or issued in connection with any stock splits, reverse stock splits, stock dividends or similar transactions. (2) In accordance with Rule 415(a)(6) under the Securities Act, certain of the securities registered pursuant to this Registration Statement are unsold securities that previously were registered pursuant to the registration statement on Form S-3 (File No. 333-272202), initially effective on June 6, 2023 (the "Prior Registration Statement"). The Prior Registration Statement registered the offer and sale of an indeterminate number of common stock, preferred stock, debt securities and warrants with an aggregate offering price not to exceed $46,168,698, of which $37,640,848 of such securities that remain unsold as of the filing date of this Registration Statement are being included in this Registration Statement (the "Carry Forward Securities"). Pursuant to Rule 415(a)(6), the registration fees previously paid with respect to the Carry Forward Securities will continue to be applied to the Carry Forward Securities. To the extent that, after the filing date hereof and prior to the effectiveness of this Registration Statement, the registrant sells any of the Carry Forward Securities pursuant to the Prior Registration Statement, the registrant will identify in a pre-effective amendment to this Registration Statement the updated amount of such Carry Forward Securities from the Prior Registration Statement to be included in this Registration Statement pursuant to Rule 415(a)(6) and the amount of any new securities to be registered under this Registration Statement, such that the securities hereunder shall have an aggregate initial offering price not to exceed $100,000,000. Pursuant to Rule 415(a)(6) under the Securities Act, the offering of the Carry Forward Securities under the Prior Registration Statement will be deemed terminated as of the date of effectiveness of this Registration Statement. A filing fee of $8,611.80 with respect to the New Securities is being paid in connection with the filing of this Registration Statement.
Offering: 6
Offering:
Rule 415(a)(6)	true
Security Type	Equity
Security Class Title	Common stock, par value $0.01 per share
Carry Forward Form Type	S-3
Carry Forward File Number	333-272202
Carry Forward Initial Effective Date	Jun. 06, 2023
Offering: 7
Offering:
Rule 415(a)(6)	true
Security Type	Equity
Security Class Title	Preferred Stock
Carry Forward Form Type	S-3
Carry Forward File Number	333-272202
Carry Forward Initial Effective Date	Jun. 06, 2023
Offering: 8
Offering:
Rule 415(a)(6)	true
Security Type	Other
Security Class Title	Warrants
Carry Forward Form Type	S-3
Carry Forward File Number	333-272202
Carry Forward Initial Effective Date	Jun. 06, 2023
Offering: 9
Offering:
Rule 415(a)(6)	true
Security Type	Debt
Security Class Title	Debt Securities
Carry Forward Form Type	S-3
Carry Forward File Number	333-272202
Carry Forward Initial Effective Date	Jun. 06, 2023
Offering: 10
Offering:
Rule 415(a)(6)	true
Security Type	Unallocated (Universal) Shelf
Maximum Aggregate Offering Price	$ 37,640,848.00
Carry Forward Form Type	S-3
Carry Forward File Number	333-272202
Carry Forward Initial Effective Date	Jun. 06, 2023
Filing Fee Previously Paid in Connection with Unsold Securities to be Carried Forward	$ 4,885.78
Offering Note	(1) There are being registered hereunder an indeterminate number or amount, as the case may be, of common shares, preferred shares, warrants and debt securities, as may be offered by the registrant from time to time, which together shall have an aggregate initial offering price not to exceed $100,000,000. The securities included hereunder may be sold separately or as units with other securities registered hereunder. The securities included hereunder also include an indeterminate number of securities as may be issued upon conversion of or exchange for preferred shares or debt securities that provide for conversion or exchange, upon exercise of warrants, or pursuant to the anti-dilution provisions of any of such securities. In addition, pursuant to Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement on Form S-3 (the "Registration Statement") also covers any additional securities that may be offered or issued in connection with any stock splits, reverse stock splits, stock dividends or similar transactions. (2) In accordance with Rule 415(a)(6) under the Securities Act, certain of the securities registered pursuant to this Registration Statement are unsold securities that previously were registered pursuant to the registration statement on Form S-3 (File No. 333-272202), initially effective on June 6, 2023 (the "Prior Registration Statement"). The Prior Registration Statement registered the offer and sale of an indeterminate number of common stock, preferred stock, debt securities and warrants with an aggregate offering price not to exceed $46,168,698, of which $37,640,848 of such securities that remain unsold as of the filing date of this Registration Statement are being included in this Registration Statement (the "Carry Forward Securities"). Pursuant to Rule 415(a)(6), the registration fees previously paid with respect to the Carry Forward Securities will continue to be applied to the Carry Forward Securities. To the extent that, after the filing date hereof and prior to the effectiveness of this Registration Statement, the registrant sells any of the Carry Forward Securities pursuant to the Prior Registration Statement, the registrant will identify in a pre-effective amendment to this Registration Statement the updated amount of such Carry Forward Securities from the Prior Registration Statement to be included in this Registration Statement pursuant to Rule 415(a)(6) and the amount of any new securities to be registered under this Registration Statement, such that the securities hereunder shall have an aggregate initial offering price not to exceed $100,000,000. Pursuant to Rule 415(a)(6) under the Securities Act, the offering of the Carry Forward Securities under the Prior Registration Statement will be deemed terminated as of the date of effectiveness of this Registration Statement. A filing fee of $8,611.80 with respect to the New Securities is being paid in connection with the filing of this Registration Statement. (3) Reflects the registration fee previously paid in connection with unsold securities pursuant to Rule 415(a)(6) under the Securities Act of 1933, as amended.